Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 0.8%
Security	Shares	Value
Eaton Vance Emerging Markets Local Income Fund, Class I	2,914,736	$ 10,289,017
Total Affiliated Investment Funds (identified cost $10,086,705)		$ 10,289,017

Asset-Backed Securities — 15.3%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,453,182
ACHV ABS Trust:
Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	2,536	2,539,238
Series 2023-2PL, Class A, 6.42%, 5/20/30(1)	23	23,308
Series 2023-3PL, Class B, 7.17%, 8/19/30(1)	2,750	2,752,145
Series 2023-4CP, Class B, 7.24%, 11/25/30(1)	1,200	1,211,810
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(1)	500	447,735
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,392,114
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,812,079
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class B, 7.356%, (3 mo. SOFR + 1.962%), 1/15/35(1)(2)	3,000	2,996,751
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/39(1)	8,047	7,023,090
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,185	2,787,046
Cologix Canadian Issuer L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(3)	2,800	1,954,728
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,822,416
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,420,445
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	2,563	2,550,502
Series 2022-A, Class B, 9.52%, 12/15/26(1)	952	956,131
Series 2022-A, Class C, 0.00%, 12/15/26(1)	3,700	3,274,548
Series 2023-A, Class B, 10.00%, 1/17/28(1)	3,167	3,210,337
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	860,519
Diamond Issuer, Series 2021-1A, Class B, 2.701%, 11/20/51(1)	1,000	850,492
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	2,561	2,511,680
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,917	1,858,488
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	4,118	3,891,143
Security	Principal Amount (000's omitted)	Value
Dryden 77 CLO, Ltd., Series 2020-77A, Class BR, 7.279%, (3 mo. SOFR + 1.912%), 5/20/34(1)(2)	$1,200	$ 1,192,912
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	2,475	2,418,935
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	3,502	3,418,182
Series 2019-1A, Class C, 5.219%, 7/25/49(1)	3,040	2,959,739
Falcon Aerospace, Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(1)	1,603	1,471,297
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,115,247
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,226	988,758
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,093	2,720,538
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	3,615	3,143,667
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	4,949	4,246,287
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(4)	2,285	1,975,617
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(4)	1,690	1,466,228
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	2,197	2,225,876
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	2,338	2,241,297
Series 2022-1, Class A2, 7.206%, 7/30/52(1)	1,975	1,990,473
FREED ABS Trust, Series 2022-4FP, Class B, 7.58%, 12/18/29(1)	676	678,508
GAIA Aviation, Ltd., Series 2019-1, Class A, 3.967%, 12/15/44(1)(5)	659	599,048
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,794,291
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,606	1,432,899
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	318	307,111
Series 2021-3, Class E, 2.102%, 2/26/29(1)	187	181,302
Loanpal Solar Loan, Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(1)	5,097	3,132,360
Series 2020-3GS, Class C, 3.50%, 12/20/47(1)	4,237	2,575,840
Series 2021-1GS, Class C, 3.50%, 1/20/48(1)	1,589	999,105
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	521	381,758
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	319	73,285
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	6,077	5,252,064
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,537	1,369,991
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	170	159,222
Neighborly Issuer, LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,442	2,128,813
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	4,104	4,115,524

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	$243	$ 226,375
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,679	1,558,681
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	984	973,138
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,725	6,284,895
Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	462,530
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	453	441,500
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,900	2,442,353
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	3,840,187
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,323	885,920
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,342	2,069,488
PMT Issuer Trust, 11.06%, 12/24/24	453	452,586
PMT Issuer Trust - FMSR:
Series 2021-FT1, Class A, 8.471%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	390	385,737
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(2)	5,455	5,479,063
Progress Residential Trust, Series 2019-SFR4, Class F, 3.684%, 10/17/36(1)	900	873,932
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	2,569	2,580,961
Raptor Aircraft Finance I, LLC, Series 2019-1, Class A, 4.213%, 8/23/44(1)	1,288	1,037,929
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	4,877	3,444,817
Series 2023-1A, Class B, 5.75%, 9/15/48(1)	4,890	4,540,160
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	635	556,904
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	743	609,251
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,685	4,419,149
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,784	3,579,774
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,102,216
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,096	1,015,506
STAR Trust:
Series 2021-SFR1, Class G, 8.677%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	2,494	2,358,023
Series 2021-SFR1, Class H, 9.927%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,448,958
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	971	762,195
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,810	2,272,772
Security	Principal Amount (000's omitted)	Value
Sunnova Helios II Issuer, LLC: (continued)
Series 2021-B, Class B, 2.01%, 7/20/48(1)	$2,274	$ 1,901,286
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)	1,767	1,481,998
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,654	3,510,210
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	8,258	7,098,649
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	1,271	1,261,560
Vantage Data Centers Issuer, LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,689,299
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,481,999
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	5,000	4,192,112
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,444	1,243,346
Series 2020-A, Class C, 6.657%, 3/15/45(1)	474	376,749
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	2,143	2,136,915
Total Asset-Backed Securities (identified cost $215,860,625)		$ 204,835,224

Collateralized Mortgage Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(1)(4)	$2,000	$ 1,817,276
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,018	1,834,383
CFMT, LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(4)	2,500	2,204,827
Eagle Re, Ltd., Series 2021-2, Class M1B, 7.387%, (30-day average SOFR + 2.05%), 4/25/34(1)(2)	1,467	1,470,964
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	237	252,174
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(2)	15	15,301
Series 2019-HQA3, Class B1, 8.452%, (30-day average SOFR + 3.114%), 9/25/49(1)(2)	1,395	1,461,992
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(2)	902	930,815
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(2)	1,878	2,051,829
Series 2021-DNA2, Class B1, 8.737%, (30-day average SOFR + 3.40%), 8/25/33(1)(2)	2,165	2,268,935

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.802%, (30-day average SOFR + 4.464%), 7/25/31(1)(2)	$1,390	$ 1,492,614
Series 2019-R02, Class 1B1, 9.602%, (30-day average SOFR + 4.264%), 8/25/31(1)(2)	527	559,063
Series 2019-R03, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 9/25/31(1)(2)	1,085	1,152,570
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(2)	8,005	8,272,504
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(2)	3,081	3,171,278
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(2)	1,612	1,633,977
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	1,995	2,058,057
Series 2021-R02, Class 2B1, 8.637%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	584	591,893
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(4)	1,000	657,191
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,052,255
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,105,203
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,251,197
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,251,354
Series 2023-102, Class SG, 2.654%, (22.546% - 30-day average SOFR x 3.727), 7/20/53(6)	1,778	1,780,274
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,910,319
Series 2023-133, Class S, 5.587%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(6)	3,820	4,014,168
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,670,681
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,902,988
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,124,315
Home RE, Ltd., Series 2021-2, Class B1, 9.487%, (30-day average SOFR + 4.15%), 1/25/34(1)(2)	3,670	3,688,305
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.038%, (30-day average SOFR + 1.70%), 3/25/54(1)(2)	3,984	4,008,804
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	1,550	1,565,728
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	1,624	1,641,324
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	1,585	1,590,928
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(5)	1,436	1,428,479
Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 7.387%, (30-day average SOFR + 2.05%), 10/25/33(1)(2)	538	539,141
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 8.871% (1 mo. SOFR + 3.515%), 8/25/25(1)(2)	$291	$ 291,079
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,204	782,509
Total Collateralized Mortgage Obligations (identified cost $68,626,175)		$ 70,496,694

Commercial Mortgage-Backed Securities — 7.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$7,255	$ 2,577,043
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	7,215	1,782,964
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.54%, 2/15/50(1)(4)	3,500	2,366,820
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	6,379	6,156,651
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	474	456,749
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	1,500	1,163,323
Series 2016-C7, Class D, 4.368%, 12/10/54(1)(4)	1,725	1,200,749
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(4)	3,108	2,784,779
Series 2013-CR13, Class C, 4.991%, 11/10/46(4)	1,000	916,716
Series 2015-CR22, Class D, 4.067%, 3/10/48(1)(4)	2,324	1,840,574
CSMC Trust:
Series 2016-NXSR, Class D, 4.426%, 12/15/49(1)(4)	2,000	1,264,832
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	3,917	3,477,612
Series 2021-WEHO, Class A, 9.446%, (1 mo. SOFR + 4.083%), 4/15/26(1)(2)	396	389,202
Series 2022-CNTR, Class A, 9.306%, (1 mo. SOFR + 3.944%), 1/15/24(1)(2)	3,745	3,311,803
Series 2022-NWPT, Class A, 8.505%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	3,163	3,194,641
Extended Stay America Trust:
Series 2021-ESH, Class C, 7.177%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	2,965	2,920,385
Series 2021-ESH, Class D, 7.727%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	1,811	1,782,143
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/15/49(1)(2)	2,810	2,743,165

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust: (continued)
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(2)	$7,225	$ 7,003,411
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	2,143	2,235,292
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(4)	1,980	1,301,682
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(4)	3,575	1,545,461
Series 2015-C29, Class D, 3.686%, 5/15/48(4)	500	342,323
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 4.854%, 12/15/46(1)(4)	1,500	1,184,042
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	194,851
Med Trust:
Series 2021-MDLN, Class E, 8.627%, (1 mo. SOFR + 3.264%), 11/15/38(1)(2)	4,150	4,033,385
Series 2021-MDLN, Class F, 9.477%, (1 mo. SOFR + 4.114%), 11/15/38(1)(2)	3,200	3,077,424
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.72%, 5/15/49(4)(7)	4,199	3,733,228
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	3,048	2,291,998
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(7)	5,000	2,876,336
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36(1)(2)(7)	3,960	3,843,584
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36(1)(2)(7)	2,219	2,131,296
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(2)	3,219	1,343,265
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	2,011	2,017,912
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.548%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	2,000	1,987,506
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.97%, 4/10/46(1)(4)	1,714	1,420,735
VMC Finance, LLC, Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	8,477	8,217,030
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	3,792,221
Series 2015-NXS1, Class C, 3.848%, 5/15/48(4)	1,000	905,304
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,550,887
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	3,580,519
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,688,998
Total Commercial Mortgage-Backed Securities (identified cost $124,256,473)		$ 103,628,841

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Biotechnology — 0.0%(8)
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$175	$ 172,918
		$ 172,918
Commercial Services — 0.0%(8)
Block, Inc., 0.125%, 3/1/25	$170	$ 166,923
		$ 166,923
Computers — 0.0%(8)
Rapid7, Inc., 0.25%, 3/15/27	$175	$ 158,047
		$ 158,047
Diversified Financial Services — 0.1%
Ares Capital Corp., 4.625%, 3/1/24	$250	$ 258,594
Ford Motor Co., 0.00%, 3/15/26	200	200,000
		$ 458,594
Electric Utilities — 0.0%(8)
NRG Energy, Inc., 2.75%, 6/1/48	$200	$ 258,000
		$ 258,000
Leisure Time — 0.0%(8)
NCL Corp., Ltd., 1.125%, 2/15/27	$200	$ 183,620
		$ 183,620
Oil and Gas — 0.0%(8)
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$200	$ 180,200
		$ 180,200
Pharmaceuticals — 0.0%(8)
Dexcom, Inc., 0.25%, 11/15/25	$175	$ 183,575
Jazz Investments I, Ltd., 2.00%, 6/15/26	200	202,700
		$ 386,275
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	$200	$ 217,300

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software (continued)
BILL Holdings, Inc., 0.00%, 12/1/25	$175	$ 165,025
Tyler Technologies, Inc., 0.25%, 3/15/26	175	177,362
		$ 559,687
Total Convertible Bonds (identified cost $2,498,737)		$ 2,524,264

Corporate Bonds — 31.3%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$2,188	$ 2,173,328
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 4/29/26	3,449	3,373,584
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	3,056,473
		$ 8,603,385
Auto Manufacturers — 0.9%
Hyundai Capital America:
5.70%, 6/26/30(1)	$2,036	$ 2,086,098
6.20%, 9/21/30(1)	975	1,027,443
6.50%, 1/16/29(1)	2,614	2,761,757
Tapestry, Inc.:
7.00%, 11/27/26	1,643	1,703,971
7.35%, 11/27/28	4,579	4,806,246
		$ 12,385,515
Banks — 8.5%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)	$2,300	$ 2,351,752
African Export-Import Bank (The), 3.994%, 9/21/29(10)	2,200	1,972,322
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(9)	2,829	2,983,469
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(1)(9)(11)	745	703,848
Banco Santander S.A.:
4.175% to 3/24/27, 3/24/28(9)	400	385,267
6.921%, 8/8/33	5,400	5,760,112
9.625% to 11/21/28(9)(11)	3,000	3,221,826
Bank Hapoalim BM, 3.255% to 10/21/26, 1/21/32(1)(9)(10)	2,600	2,260,154
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(9)(10)	$2,360	$ 2,323,703
Bank of America Corp., 5.872% to 9/15/33, 9/15/34(9)	3,627	3,798,869
Barclays PLC, 6.496% to 9/13/26, 9/13/27(9)	3,596	3,698,314
BBVA Bancomer S.A., 8.45% to 6/29/33, 6/29/38(1)(9)	2,261	2,412,747
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	2,270	2,058,538
BNP Paribas S.A., 8.50% to 8/14/28(1)(9)(11)	5,510	5,783,979
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)	1,518	1,249,383
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(9)	3,192	3,258,731
6.84% to 9/13/33, 9/13/34(1)(9)	680	718,745
Danske Bank A/S, 5.375%, 1/12/24(1)	5,212	5,210,912
Discover Bank, 5.974% to 8/9/28(9)(11)	3,430	3,307,054
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)	3,399	3,644,344
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(9)	2,500	2,580,789
8.248% to 11/21/32, 11/21/33(1)(9)	3,183	3,456,637
KeyBank N.A.:
4.15%, 8/8/25	3,055	2,963,272
5.85%, 11/15/27	3,495	3,494,980
KeyCorp, 3.878% to 5/23/24, 5/23/25(9)	1,630	1,593,903
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(9)	3,071	2,527,810
PNC Financial Services Group, Inc.:
5.068% to 1/24/33, 1/24/34(9)	3,000	2,936,907
6.25% to 3/15/30(9)(11)	5,734	5,359,385
Synchrony Bank, 5.40%, 8/22/25	1,200	1,182,657
Synchrony Financial, 4.875%, 6/13/25	563	553,855
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	6,521	6,270,425
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,393	2,946,347
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	4,577	4,775,134
Truist Financial Corp., 6.123% to 10/28/32, 10/28/33(9)	4,822	5,009,545
U.S. Bancorp:
5.836% to 6/10/33, 6/12/34(9)	1,638	1,690,364
5.85% to 10/21/32, 10/21/33(9)	825	850,441
UBS Group AG:
4.375% to 2/10/31(1)(9)(11)	3,315	2,626,405
9.25% to 11/13/28(1)(9)(11)	4,910	5,309,070
		$ 113,231,995

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building Materials — 0.2%
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(11)	$2,796	$ 2,981,235
		$ 2,981,235
Chemicals — 1.0%
Celanese US Holdings, LLC, 6.35%, 11/15/28	$3,776	$ 3,963,615
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	2,125	2,108,446
Olympus Water US Holding Corp., 9.75%, 11/15/28(1)	2,200	2,337,815
Sasol Financing USA, LLC, 8.75%, 5/3/29(1)	5,000	5,106,611
		$ 13,516,487
Commercial Services — 0.8%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$2,330	$ 2,319,955
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	2,785	2,603,667
5.95%, 10/15/33(1)	3,750	3,823,608
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	2,340	2,254,372
		$ 11,001,602
Computers — 1.0%
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$4,495	$ 3,965,864
3.15%, 10/15/31	6,646	5,558,482
4.10%, 10/15/41	370	278,180
Seagate HDD Cayman:
5.75%, 12/1/34	1,953	1,879,049
9.625%, 12/1/32	1,901	2,175,409
		$ 13,856,984
Diversified Financial Services — 4.6%
Ally Financial, Inc.:
2.20%, 11/2/28	$7,600	$ 6,469,043
3.875%, 5/21/24	3,500	3,470,638
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(12)	2,946	44,191
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(9)(11)	1,431	1,337,985
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	6,497	6,632,227
6.375%, 7/15/30(1)	2,065	2,128,533
CI Financial Corp.:
3.20%, 12/17/30	3,912	3,093,342
4.10%, 6/15/51	3,984	2,342,918
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	3,639	3,594,838
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Ford Motor Credit Co., LLC: (continued)
7.122%, 11/7/33	$5,474	$ 5,900,877
7.35%, 3/6/30	7,400	7,955,728
Inversiones La Construccion S.A., 4.75%, 2/7/32(10)	2,250	1,902,670
LPL Holdings, Inc., 6.75%, 11/17/28	2,620	2,794,610
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,745	6,057,733
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,554,236
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(9)	5,038	4,934,414
		$ 61,213,983
Electric Utilities — 0.5%
Cometa Energia S.A. de CV, 6.375%, 4/24/35(10)	$1,885	$ 1,830,474
Edison International, Series B, 5.00% to 12/15/26(9)(11)	2,996	2,797,076
Minejesa Capital BV, 4.625%, 8/10/30(10)	2,100	1,997,625
		$ 6,625,175
Electrical and Electronic Equipment — 0.3%
Jabil, Inc., 3.00%, 1/15/31	$1,088	$ 943,624
Vontier Corp., 2.95%, 4/1/31	3,671	3,096,332
		$ 4,039,956
Entertainment — 0.1%
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	$1,825	$ 1,567,576
		$ 1,567,576
Foods — 0.3%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	$4,300	$ 4,121,688
		$ 4,121,688
Health Care — 1.0%
Centene Corp.:
2.50%, 3/1/31	$3,824	$ 3,191,209
3.375%, 2/15/30	990	889,500
HCA, Inc., 5.00%, 3/15/24	5,000	4,991,373
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)	2,631	2,431,883
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	2,520	2,108,484
		$ 13,612,449
Insurance — 2.0%
American National Group, Inc., 6.144%, 6/13/32(1)	$3,300	$ 3,173,799
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(9)(10)	2,860	3,571,592
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,312,165

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	$5,247	$ 4,303,351
7.95%, 6/15/33(1)	1,680	1,863,978
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	7,769	6,524,835
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,312,818
		$ 27,062,538
Leisure Time — 0.8%
Brunswick Corp., 5.10%, 4/1/52	$6,491	$ 5,081,213
NCL Corp., Ltd., 5.875%, 3/15/26(1)	2,550	2,493,524
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	2,525	2,438,835
		$ 10,013,572
Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$2,870	$ 2,845,045
		$ 2,845,045
Oil and Gas — 1.4%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	$2,740	$ 2,756,495
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,339	1,648,166
Hunt Oil Co. of Peru, LLC Sucursal Del Peru, 8.55%, 9/18/33(1)	1,616	1,768,575
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,315	1,304,204
Occidental Petroleum Corp., 7.50%, 5/1/31	3,000	3,367,920
Petroleos Mexicanos, 6.50%, 3/13/27	5,414	5,050,400
Var Energi ASA, 7.50%, 1/15/28(1)	3,000	3,184,204
		$ 19,079,964
Packaging & Containers — 0.2%
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	$2,874	$ 2,822,710
		$ 2,822,710
Pipelines — 0.8%
Enbridge, Inc., 8.25% to 10/15/28, 1/15/84(9)	$5,500	$ 5,688,798
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)	4,344	4,186,450
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	192	184,571
		$ 10,059,819
Real Estate Investment Trusts (REITs) — 2.5%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$ 2,685,485
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties, L.P., 2.90%, 12/1/33	$3,876	$ 3,030,127
EPR Properties:
3.60%, 11/15/31	1,200	996,380
3.75%, 8/15/29	2,047	1,802,852
4.95%, 4/15/28	6,569	6,237,544
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	5,251	4,429,195
6.00%, 4/15/25(1)	1,600	1,597,152
Sun Communities Operating, L.P.:
4.20%, 4/15/32	1,180	1,077,479
5.70%, 1/15/33	1,632	1,655,320
VICI Properties, L.P./VICI Note Co., Inc.:
4.625%, 12/1/29(1)	3,115	2,938,254
5.625%, 5/1/24(1)	3,000	2,992,113
5.75%, 2/1/27(1)	3,118	3,129,636
		$ 32,571,537
Retail — 0.8%
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	$5,540	$ 3,956,970
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,811	2,558,150
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,400	2,264,458
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	2,575	2,346,486
		$ 11,126,064
Semiconductors — 0.3%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$3,873	$ 3,982,523
		$ 3,982,523
Software — 0.8%
Concentrix Corp.:
6.60%, 8/2/28	$8,433	$ 8,682,058
6.85%, 8/2/33	2,276	2,342,570
		$ 11,024,628
Technology — 0.2%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$3,087	$ 2,835,604
		$ 2,835,604
Telecommunications — 1.3%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	$2,440	$ 2,330,827
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	2,300	2,288,235

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	$2,325	$ 2,279,581
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,064,053
SES S.A., 5.30%, 4/4/43(1)	810	612,744
Sprint, LLC, 7.125%, 6/15/24	7,960	7,999,895
		$ 16,575,335
Transportation — 0.1%
Seaspan Corp., 5.50%, 8/1/29(1)	$864	$ 723,556
		$ 723,556
Total Corporate Bonds (identified cost $417,387,354)		$ 417,480,925

Exchange-Traded Funds — 1.0%
Security	Shares	Value
Fixed Income Funds — 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	155,000	$ 6,544,100
iShares Broad USD High Yield Corporate Bond ETF	180,000	6,543,000
Total Exchange-Traded Funds (identified cost $13,070,350)		$ 13,087,100

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	187,034	$ 2,149,020
Series A2, 6.375%	74,772	964,559
		$ 3,113,579
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	67,450	$ 1,203,983
		$ 1,203,983
Total Preferred Stocks (identified cost $8,231,400)		$ 4,317,562

Sovereign Government Bonds — 1.4%
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 0.2%
Dominican Republic, 11.25%, 9/15/35(10)	DOP	152,800	$ 2,846,062
			$ 2,846,062
Mexico — 0.7%
Mexican Udibonos, 4.00%, 11/30/28	MXN	83,738	$ 4,823,311
Mexico Bonos, 8.00%, 9/5/24	MXN	85,000	4,908,874
			$ 9,732,185
South Africa — 0.2%
Republic of South Africa, 5.875%, 4/20/32	USD	3,118	$ 2,961,377
			$ 2,961,377
Uruguay — 0.3%
Uruguay Government International Bond, 9.75%, 7/20/33	UYU	148,900	$ 3,858,388
			$ 3,858,388
Total Sovereign Government Bonds (identified cost $18,921,357)			$ 19,398,012

U.S. Government Agency Mortgage-Backed Securities — 10.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
2.00%, 4/1/51	$1,038	$ 864,991
4.00%, 30-Year, TBA(13)	8,514	8,060,360
4.50%, 30-Year, TBA(13)	18,576	18,027,419
5.00%, 30-Year, TBA(13)	108,375	107,325,063
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $132,973,888)		$ 134,277,833

U.S. Treasury Obligations — 32.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$72,222	$ 55,444,491
2.875%, 5/15/43	18,118	14,880,823
2.875%, 5/15/52	5,803	4,621,999
3.625%, 2/15/53	8,233	7,604,591

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.625%, 5/15/53	$24,036	$ 22,227,666
3.875%, 2/15/43	4,455	4,249,304
3.875%, 5/15/43	3,120	2,975,456
4.00%, 11/15/52	6,082	6,001,936
U.S. Treasury Notes:
0.375%, 12/31/25	46,330	42,942,119
0.375%, 1/31/26	41,650	38,486,390
0.50%, 2/28/26	11,380	10,517,832
1.25%, 6/30/28	17,870	15,938,853
1.25%, 9/30/28	13,000	11,523,027
1.375%, 10/31/28	13,000	11,573,047
1.50%, 11/30/28	14,900	13,327,934
3.50%, 1/31/28	7,543	7,424,993
3.50%, 4/30/28	12,455	12,258,688
3.50%, 4/30/30	6,961	6,805,193
3.625%, 3/31/28	5,750	5,688,232
3.625%, 5/31/28	15,600	15,436,992
3.625%, 3/31/30	2,822	2,778,898
3.75%, 5/31/30	7,505	7,440,211
3.875%, 8/15/33	3,316	3,312,891
4.00%, 2/29/28	6,228	6,249,530
4.125%, 7/31/28	12,400	12,529,570
4.50%, 11/15/33	5,898	6,193,822
4.625%, 9/15/26	11,276	11,434,349
5.25%, 11/15/28	22,355	23,712,892
5.375%, 2/15/31	21,475	23,549,519
6.25%, 5/15/30	5,520	6,243,206
6.75%, 8/15/26	13,295	14,179,948
Total U.S. Treasury Obligations (identified cost $427,757,893)		$ 427,554,402

Miscellaneous — 0.0%
Security	Principal Amount	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(14)(15)	$ 6,250,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.5%
Affiliated Fund – 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(16)	34,350,714	$ 34,350,714
Total Affiliated Fund (identified cost $34,350,714)		$ 34,350,714

Commercial Paper – 0.9%
Security	Principal Amount (000's omitted)	Value
Aviation Capital Group, LLC, 5.975%(1)(17)	$6,000	$ 5,993,577
Harley-Davidson Financial Services, Inc., 6.264%(1)(17)	7,000	6,961,949
Total Commercial Paper (identified cost $12,959,270)		$ 12,955,526
Total Short-Term Investments (identified cost $47,309,984)		$ 47,306,240
Total Investments — 109.0% (identified cost $1,486,980,941)		$1,455,196,114
Other Assets, Less Liabilities — (9.0)%		$ (120,379,774)
Net Assets — 100.0%		$1,334,816,340
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $557,013,203 or 41.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(3)	Principal Amount is denominated in Canadian dollars.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(5)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Amount is less than 0.05%.

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $18,704,602 or 1.4% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Issuer is in default with respect to interest and/or principal payments.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(15)	Non-income producing security.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(17)	Rate shown reflects the yield at December 31, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	86.8%	$1,263,567,568
Mexico	1.7	24,813,618
Canada	1.4	19,963,366
Spain	0.9	13,344,681
Cayman Islands	0.9	12,834,841
United Kingdom	0.8	11,250,529
Italy	0.8	10,971,840
Ireland	0.7	10,515,114
Netherlands	0.6	8,746,054
Bermuda	0.6	8,523,565
South Africa	0.6	8,067,988
Switzerland	0.5	7,935,475
France	0.5	7,033,362
Denmark	0.4	5,210,912
Israel	0.3	4,583,857
Supranational	0.3	4,260,557
Uruguay	0.3	3,858,388
Norway	0.2	3,184,204
Dominican Republic	0.2	2,846,062
Australia	0.2	2,527,810
Indonesia	0.1	1,997,625
Chile	0.1	1,902,670
Peru	0.1	1,768,575
Luxembourg	0.1	1,676,797
Hong Kong	0.0(1)	723,556
Exchange-Traded Funds	0.9	13,087,100
Total Investments	100.0%	$1,455,196,114
(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	26,773,357	USD	5,415,980	State Street Bank and Trust Company	2/8/24	$83,549	$ —
USD	5,223,652	CAD	7,139,531	State Street Bank and Trust Company	2/8/24	—	(167,251)
USD	3,134,127	EUR	2,907,464	UBS AG	2/8/24	—	(80,100)
						$83,549	$(247,351)

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,298	Long	3/28/24	$267,276,452	$2,262,818
U.S. 5-Year Treasury Note	478	Long	3/28/24	51,993,703	484,177
U.S. 10-Year Treasury Note	146	Long	3/19/24	16,482,031	598,672
U.S. Ultra 10-Year Treasury Note	241	Long	3/19/24	28,441,766	1,005,709
U.S. Long Treasury Bond	185	Long	3/19/24	23,113,437	1,559,293
U.S. Ultra-Long Treasury Bond	143	Long	3/19/24	19,103,906	1,641,267
					$7,551,936
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DOP	– Dominican Peso
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
UYU	– Uruguayan Peso
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $59,516,173, which represents 4.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Local Income Fund, Class I	$ —	$10,086,705	$ —	$ —	$202,312	$10,289,017	$86,705	2,914,736
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.72%, 5/15/49	3,633,419	—	—	—	99,809	3,733,228	49,547	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,189,292	—	—	—	98,570	2,291,998	26,993	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,303,944	—	—	—	(435,798)	2,876,336	50,641	5,000,000
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR+2.692%), 5/15/36	3,787,158	—	—	—	53,526	3,843,584	84,026	3,960,000
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR+3.642%), 5/15/36	2,100,512	—	—	—	29,886	2,131,296	51,745	2,219,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	7,241,977	264,002,138	(236,893,401)	—	—	34,350,714	584,168	34,350,714
Total				$ —	$48,305	$59,516,173	$933,825
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$10,289,017	$ —	$ —	$ 10,289,017
Asset-Backed Securities	—	204,835,224	—	204,835,224
Collateralized Mortgage Obligations	—	70,496,694	—	70,496,694
Commercial Mortgage-Backed Securities	—	103,628,841	—	103,628,841
Convertible Bonds	—	2,524,264	—	2,524,264

Eaton Vance
Total Return Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 417,480,925	$ —	$ 417,480,925
Exchange-Traded Funds	13,087,100	—	—	13,087,100
Preferred Stocks	4,317,562	—	—	4,317,562
Sovereign Government Bonds	—	19,398,012	—	19,398,012
U.S. Government Agency Mortgage-Backed Securities	—	134,277,833	—	134,277,833
U.S. Treasury Obligations	—	427,554,402	—	427,554,402
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	34,350,714	—	—	34,350,714
Commercial Paper	—	12,955,526	—	12,955,526
Total Investments	$62,044,393	$1,393,151,721	$ —	$1,455,196,114
Forward Foreign Currency Exchange Contracts	$ —	$ 83,549	$ —	$ 83,549
Futures Contracts	7,551,936	—	—	7,551,936
Total	$69,596,329	$1,393,235,270	$ —	$1,462,831,599
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (247,351)	$ —	$ (247,351)
Total	$ —	$ (247,351)	$ —	$ (247,351)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.